Related party transactions	12 Months Ended
Jun. 30, 2024
Disclosure Of Key Management Personnel Compensation [Abstract]
Related party transactions	Related party transactions
a.    Parent entity
The parent entity within the Group is Mesoblast Limited.
b.    Subsidiaries
Details of interests in subsidiaries are disclosed in Note 12 to the financial statements.
c.    Key management personnel compensation
The aggregate compensation made to Directors and other members of key management personnel ("KMP") of the Group is set out below:

	Year Ended June 30,
(in U.S. dollars)	2024	2023
Short-term employee benefits	2,762,736	2,153,181
Long-term employee benefits	11,124	11,326
Post-employment benefits	18,900	23,935
Share based payments	1,704,995	881,342
	4,497,755	3,069,784
The aggregate other service payments made to Directors and other members of key management personnel of the Group is set out below:
Philip Krause has been a non-executive director of Mesoblast since March 2022. Philip Krause was appointed to a formal strategic advisory role on June 4, 2023 where he was remunerated at an hourly rate and the agreement was able to be terminated on 15 written days notice. The consulting agreement was in addition to Philip Krause's existing role as non-executive director. Philip Krause was determined not to be independent on August 28, 2023 and his director fees ceased from August 1, 2023. On October 1, 2023, Philip Krause's consulting agreement was amended, where he is now remunerated via a monthly retainer of $20,000 for strategic advisory services and his role as non-executive director and these fees are included in the table above. The agreement is ongoing, with either party able to terminate on 90 written days notice. The total aggregate fees paid to Philip Krause through the original consulting agreement for the year ended June 30, 2024 and 2023 was $220,900 and $110,383, respectively.
There were no loans or other related transactions with KMP during the financial year.
d.    Transactions with other related parties
Accounts receivable from revenues, accounts payable to expenses and loans from subsidiaries as at the end of the fiscal year have been eliminated on consolidation of the Group.
e.    Terms and conditions
All other transactions were made on normal commercial terms and conditions and at market rates, except that there are no fixed terms for the repayment of loans between the parties.
Outstanding balances are unsecured and are repayable in cash.